Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
July 31, 2025

Dates Covered
Collections Period	07/01/25 - 07/31/25
Interest Accrual Period	07/15/25 - 08/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/25	1,108,012,424.25	45,346
Yield Supplement Overcollateralization Amount 06/30/25	60,856,133.77	0
Receivables Balance 06/30/25	1,168,868,558.02	45,346
Principal Payments	42,954,756.84	2,202
Defaulted Receivables	936,508.20	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/25	57,800,418.60	0
Pool Balance at 07/31/25	1,067,176,874.38	43,120

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.76%
Prepayment ABS Speed	1.91%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	7,523,882.87	318
Past Due 61-90 days	2,097,737.73	71
Past Due 91-120 days	671,940.42	26
Past Due 121+ days	0.00	0
Total	10,293,561.02	415

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.92%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	548,292.19
Aggregate Net Losses/(Gains) - July 2025	388,216.01
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	9,604,591.87
Actual Overcollateralization	9,604,591.87
Weighted Average Contract Rate	6.55%
Weighted Average Contract Rate, Yield Adjusted	9.12%
Weighted Average Remaining Term	58.22

Flow of Funds	$ Amount
Collections	49,833,210.38
Investment Earnings on Cash Accounts	34,689.16
Servicing Fee	(974,057.13)
Transfer to Collection Account	-
Available Funds	48,893,842.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,925,525.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	12,663,438.05
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,604,591.87
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,500,286.70

Total Distributions of Available Funds	48,893,842.41

Servicing Fee	974,057.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 07/15/25	1,098,040,312.43
Principal Paid	40,468,029.92
Note Balance @ 08/15/25	1,057,572,282.51

Class A-1
Note Balance @ 07/15/25	145,130,312.43
Principal Paid	40,468,029.92
Note Balance @ 08/15/25	104,662,282.51
Note Factor @ 08/15/25	40.2547240%

Class A-2a
Note Balance @ 07/15/25	220,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	220,000,000.00
Note Factor @ 08/15/25	100.0000000%

Class A-2b
Note Balance @ 07/15/25	188,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	188,000,000.00
Note Factor @ 08/15/25	100.0000000%

Class A-3
Note Balance @ 07/15/25	408,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	408,000,000.00
Note Factor @ 08/15/25	100.0000000%

Class A-4
Note Balance @ 07/15/25	82,330,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	82,330,000.00
Note Factor @ 08/15/25	100.0000000%

Class B
Note Balance @ 07/15/25	36,380,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	36,380,000.00
Note Factor @ 08/15/25	100.0000000%

Class C
Note Balance @ 07/15/25	18,200,000.00
Principal Paid	0.00
Note Balance @ 08/15/25	18,200,000.00
Note Factor @ 08/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,925,525.79
Total Principal Paid	40,468,029.92
Total Paid	44,393,555.71

Class A-1
Coupon	4.46100%
Interest Paid	557,506.00
Principal Paid	40,468,029.92
Total Paid to A-1 Holders	41,025,535.92

Class A-2a
Coupon	4.38000%
Interest Paid	803,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	803,000.00

Class A-2b
SOFR Rate	4.33962%
Coupon	4.80962%
Interest Paid	778,624.04
Principal Paid	0.00
Total Paid to A-2b Holders	778,624.04

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2364527
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.3644128
Total Distribution Amount	36.6008655

A-1 Interest Distribution Amount	2.1442538
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	155.6462689
Total A-1 Distribution Amount	157.7905227

A-2a Interest Distribution Amount	3.6500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.6500000

A-2b Interest Distribution Amount	4.1416172
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.1416172

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	312.92
Noteholders' Third Priority Principal Distributable Amount	449.74
Noteholders' Principal Distributable Amount	237.34

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/25	3,032,278.96
Investment Earnings	10,985.92
Investment Earnings Paid	(10,985.92)
Deposit/(Withdrawal)	-
Balance as of 08/15/25	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96